Deconsolidation of Teekay Offshore - Narrative (Details)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2018 Subsidiaries	Sep. 25, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) vessel	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Mar. 31, 2019	Mar. 31, 2018 USD ($)
Business Acquisition [Line Items]
Loss on deconsolidation of Teekay Offshore (note 4)			$ 0	$ 103,188,000	$ 7,070,000	$ 103,188,000
Current portion of loans to equity-accounted investees (note 4)			82,376,000		82,376,000		$ 107,486,000
Revenues			$ 416,562,000	$ 500,781,000	$ 1,216,226,000	$ 1,558,209,000
Teekay Offshore | Common Stock
Business Acquisition [Line Items]
Ownership percentage			13.80%		13.80%		13.80%
Teekay Offshore
Business Acquisition [Line Items]
Current portion of loans to equity-accounted investees (note 4)			$ 65,900,000		$ 65,900,000		$ 102,800,000
Due to related parties			55,700,000		55,700,000		$ 37,200,000
Revenues			5,100,000		16,200,000
Teekay Offshore
Business Acquisition [Line Items]
Loss on deconsolidation of Teekay Offshore (note 4)		$ 103,200,000
Teekay Offshore | Brookfield
Business Acquisition [Line Items]
Percentage of ownership acquired	100.00%
Number of subsidiaries | Subsidiaries	7
Revolving Credit Facilities
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity			1,064,972,037		1,064,972,037
Revolving Credit Facilities | Teekay Offshore
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity									$ 125,000,000
Revolving Credit Facilities | Teekay Offshore | Brookfield
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity									100,000,000
Teekay Parent | Revolving Credit Facilities | Teekay Offshore
Business Acquisition [Line Items]
Credit facility, maximum borrowing capacity									$ 25,000,000
Amount extended			25,000,000		25,000,000
LIBOR | Revolving Credit Facilities | Teekay Offshore
Business Acquisition [Line Items]
Basis spread									5.00%
Technical Services | Teekay Offshore
Business Acquisition [Line Items]
Related party expense			5,000,000		15,700,000
Time-Charter Hire Expense | Teekay Offshore
Business Acquisition [Line Items]
Related party expense			$ 14,400,000		$ 42,400,000
Shuttle Tankers | Teekay Offshore
Business Acquisition [Line Items]
Number of vessels | vessel					2
FSO | Teekay Offshore
Business Acquisition [Line Items]
Number of vessels | vessel							3
Forecast | LIBOR | Revolving Credit Facilities | Teekay Offshore
Business Acquisition [Line Items]
Basis spread								7.00%